Investments - Summary of investments in associates and joint ventures (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Investments accounted for using equity method		R$ 55,081	R$ 0
CCLA Holdings [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Proportion of ownership interest in joint venture		50.00%
Investments accounted for using equity method		R$ 46,448
Mexican Associates [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Investments accounted for using equity method		8,633
Investments accounted for using equity method [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Investments accounted for using equity method		55,081
Share of profit (loss) of associates and joint ventures accounted for using equity method	[1]	R$ (1,500)
Investments accounted for using equity method [member] | CCLA Holdings [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Name of reporting entity or other means of identification	[2]	CCLA Holdings Development and Property Management SL (“CCLA Holdings”)
Country of incorporation	[2]	Spain
Proportion of ownership interest in joint venture	[2]	50.00%
Description of nature of entity's relationship with joint venture	[2]	Joint venture
Investments in joint ventures accounted for using equity method	[2]	R$ 46,448
Share of profit (loss) of joint ventures accounted for using equity method	[1]	R$ (1,652)
Investments accounted for using equity method [member] | Mexican Associates [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Name of reporting entity or other means of identification	[3]	Mexican associates’ entities
Country of incorporation	[3]	Mexico
Description of nature of entity's relationship with associate	[3]	Associate
Investments in associates accounted for using equity method	[3]	R$ 8,633
Share of profit (loss) of associates accounted for using equity method	[1]	R$ 152

[1]	Comprise group’s share of the post-acquisition profits or losses of the investees.
[2]	Joint Venture relationships with CIM Group. There is no control in these investments.
[3]	Investments in Mexican associates comprise regulatory investment required to Compass Investment de México S.A. de C.V. Mexican associates does not have control over these investments. The ownership on theses associates may vary from 0.04% to 1.89%.